DEFERRED REVENUES - Revenue Recognition (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Extension of Warranty [Member]
Revenue, remaining performance obligation, amount	€ 535
Extension of Warranty [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, remaining performance obligation, amount	302
Extension of Warranty [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, remaining performance obligation, amount	145
Extension of Warranty [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, remaining performance obligation, amount	84
Extension of Warranty [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, remaining performance obligation, amount	€ 5